Shareholders’ Equity	6 Months Ended
Jun. 30, 2022
Equity [Abstract]
Shareholders’ Equity	Shareholders’ Equity
Ordinary Shares
The Company is a public limited company incorporated in England and Wales. On June 22, 2018, the Company completed its initial public offering ("IPO") of ordinary shares in the form of ADSs.
Each holder of ordinary shares is entitled to one vote per ordinary share and to receive dividends when and if such dividends are recommended by the Company's board of directors and declared by the shareholders. As of June 30, 2022, the Company has not declared any dividends.
On February 12, 2021, the Company completed an underwritten public offering of 14,285,715 ADSs, which included the full exercise by the underwriters to purchase an additional 2,142,857 ADSs, at a public offering price of $7.00 per ADS. Aggregate net proceeds to the Company, after deducting underwriting discounts and offering expenses, were $106.9 million.
In November 2021, pursuant to the Blackstone Securities Purchase Agreement, the Company sold 17,985,611 ADSs representing 17,985,611 ordinary shares, in a private placement price at a price of $5.56 per ADS to Blackstone resulting in gross proceeds of $100 million.  The Company received aggregate net proceeds of $98.0 million, after deducting issuance expenses.
As at June 30, 2022, 126,826 ordinary shares underlying restrictive stock unit awards have vested, however, these restricted stock unit awards have not been issued and, as such are not included in the Company's outstanding shares at June 30, 2022.
Open Market Sale Agreement
In September 2020, the Company entered into a Sale Agreement ("Sale Agreement") with Jefferies LLC "Jefferies), under which the Company may, at its option, offer and sell ADSs having an aggregate offering price of up to $100 million from time to time through Jefferies, acting as sales agent. Any such sales made through Jefferies can be made by any method that is deemed an “at-the-market offering” as defined in Rule 415 promulgated under the Securities Act of 1933, as amended (the “Securities Act”), or in other transactions pursuant to an effective shelf registration statement on Form F-3. The Company agreed to pay Jefferies a commission of 3.0% of the gross proceeds of any sales of ADSs sold pursuant to the Sales Agreement. During the three and six months ended June 30, 2022, the Company did not issue any ADSs under the Sale Agreement. During the three and six months ended June 30, 2021, the Company issued an aggregate of 3,787,972 ADSs under the Sale Agreement for net proceeds, after deducting underwriting discounts and offering expenses of $29.6 million.
As of June 30, 2022, $69.1 million worth of ADSs remained available for sale under the “at the market” equity offering program.